BASIC AND DILUTED NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Income per Share

	Year ended December 31,
	2017	2018	2019
Numerator:

Net income available to shareholders of ordinary shares	$16,015	$47,072	$63,064

Denominator:
Shares used in computing basic net income per ordinary shares	34,824,312	36,174,316	37,586,387

	Year ended December 31,
	2017	2018	2019
Numerator:

Net income available to shareholders of ordinary shares	$16,015	$47,072	$63,064

Denominator:
Shares used in computing diluted net income per ordinary shares	36,175,824	37,065,727	38,890,108